Business Combinations - Additional Information (Detail) - 12 months ended Dec. 31, 2018 ¥ in Millions, $ in Millions	USD ($)	CNY (¥)
Business Combinations [Abstract]
Re-measurement gain relating to pre-existing equity interest	$ 92	¥ 630